Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

10. INCOME TAXES

Income tax provision (benefit) were comprised of the following:

	For the Years Ended December 31,
	2025	2024	2023
Current income tax provision (benefits)
Federal	$-	$-	$-
State	1,600	1,600	4,000
Foreign	-	-	83,100
	1,600	1,600	87,100
Deferred income tax provision (benefits)
Federal	-	-	-
State	-	-	-
Foreign	-	(277,000)	-
	-	(277,000)	-
Income tax provision (benefits)	$1,600	$(275,400)	$87,100

We applied ASU 2023-09 on a prospective basis. Accordingly, the disaggregation of rate reconciliation categories in the table below provide the disclosures required by ASU 2023-09 for the year ended December 31, 2025. The reconciliation of the U.S. federal statutory income tax rate to the 2025 effective income tax rate was as follows:

	For the years ended December 31, 2025
	Amount	%
Federal tax at statutory rate	$(7,200,700)	$21.0
State and local income taxes, net of federal effect* (a)	1,600	(0.0)
Change in valuation allowance	4,570,400	(13.3)
Non-taxable income or non-deductible expenses	0	(0.0)
Others	(200)	0.0
Foreign tax effects:
Singapore
Statutory income tax rate differential	327,900	(1.0)
Nondeductible Capital Loss	931,600	(2.7)
Change in Valuation Allowance	462,000	(1.3)
Cayman Islands
Statutory income tax rate differential	906,800	(2.6)
Other foreign jurisdictions	2,200	(0.0)
Income tax provision	$1,600	$(0.00)

Income tax expense (benefit)for the years ended December 31, 2024 and 2023 differed from the amounts computed by applying the U.S. federal income rate of 21% to pre-tax income as a result of the following:

	For the years ended December 31,
	2024	2023

Income tax benefits at statutory federal income tax rate	$(2,261,300)	$(976,100)
State tax expense, net of federal benefit	1,600	4,000
Foreign tax expenses (benefit)	(159,000)	54,700
Non-taxable income	(383,000)	(284,600)
Others	(14,830)	2,900
Impairment on long-term investments	131,530	-
Global intangible low tax income	-	173,700
Valuation allowance	2,409,600	1,112,500
Income tax provision (benefits)	$(275,400)	$87,100

Temporary differences and carry-forwards that give rise to a significant portion of deferred tax assets and liabilities as of December 31, 2025 and 2024 were as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Current and prior year tax losses	$13,120,500	$8,168,900
Deferred interest expense	3,991,300	3,991,300
Basis in deductible goodwill	722,000	787,700
Deferred maintenance, bad debt allowance and other	210,000	210,000
Capital loss carryforward	4,000	-
Gross deferred tax assets	18,047,800	13,157,900
Valuation allowance	(18,047,800)	(13,157,900)
Deferred tax assets, net of valuation allowance	$-	$-

Reported as:

	December 31, 2025	December 31, 2024
Deferred tax assets	$18,047,800	$13,157,900
Valuation allowance	(18,047,800)	(13,157,900)
Net deferred tax assets	$-	$-

The accounting for deferred taxes requires an assessment of the realizability of deferred tax assets in each taxing jurisdiction, based on the weight of available positive and negative evidence. In evaluating the need for a valuation allowance, we considered factors among duration of current and cumulative financial reporting losses, future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years if carryback is permitted by the tax law, and feasible tax-planning strategies. Based on this analysis, as of December 31, 2025, the Company concluded that valuation allowances were required in all jurisdictions.

As of December 31, 2025, the Company had a full valuation allowance of $18,047,800 against its net deferred tax assets not supported by either future taxable income or availability of future reversals of existing taxable temporary differences, for which realization cannot be considered more likely than not at this time. Recent negative operating result has caused the Company to be in a cumulative loss position as of December 31, 2025. As of December 31, 2024, the Company had a valuation allowance of 13,157,900.

The current year federal operating loss carryovers of $22,076,000 will be available to offset 80% of annual taxable income in future years. $3,155,700 of federal net operating loss carryovers may be carried forward through 2037 and the remaining $51,380,100 federal net operating loss carryovers may be carried forward indefinitely. The current year California operating loss carryovers of $400,000 will be available to offset taxable income in future years through 2042. As discussed below, the Company does not expect to utilize the net operating loss carryovers remaining at December 31, 2025 in future years.

In the ordinary course of business, the Company is subject to examination by tax authorities in various jurisdictions. With respect to U.S. federal and state income taxes, tax years since inception remain open to examination. For foreign jurisdictions, including but not limited to Singapore, in which the Company operates, tax years beginning on or after December 31, 2021 remain open to examination through the current year, subject to applicable statutes of limitations. As of the December 31, 2025, the Company is not under audit by any taxing authority in the jurisdictions in which it operates.

We applied ASU 2023-09 on a prospective basis. Accordingly, the income taxes paid/(refund) by jurisdiction (net of refunds received) below provide the disclosures required by ASU 2023-09 for the year ended December 31, 2025:

For the year ended December 31, 2025
US Federal	$-
US State - California	1,600
Foreign	-
Total income taxes paid (net of refunds received)	$1,600

On July 4, 2025, President Trump signed into law the reconciliation bill, commonly referred to as the One Big Beautiful Bill Act (“OBBBA”). The OBBBA introduces several changes to U.S. federal income tax law, such as suspending the capitalization and amortization of domestic research and development expenditures and reinstating bonus depreciation. It also modifies the deductions available for net controlled foreign corporation tested income (formerly referred to as “global intangible low-taxed income”) from non-U.S. subsidiaries and changes the limitations on deductible interest. The effective dates of the OBBBA provisions range from 2025 through 2027. We do not expect the OBBBA provisions to have a material impact on our consolidated financial statements.